Schedule of Investments (a)
June 30, 2024 (unaudited)

Corporate Bonds & Notes - 80.56%
Name of Issuer	Principal	Value
Aerospace / Defense - 4.16%
Spirit Aerosystems, Inc., 9.375%, 11/30/2029 (c)	$5,000,000	$5,382,245

Building Products - 6.92%
Builders Firstsource, Inc., 4.25%, 2/01/32 (c)	5,000,000	4,420,330
Louisiana Pacific Corp., 3.625%, 3/15/29 (c)	5,000,000	4,535,210
		8,955,540
Chemicals - 3.33%
Chemours Co., 4.625%, 11/15/29 (c)	5,000,000	4,305,005

Coal - 0.35%
Westmoreland Mining Holdings LLC, 8%, 11/4/30 (d)	723,802	455,995

Drug Stores - 0.34%
Rite Aid Corp., 8%, 11/15/26 (c) (e)	1,012,000	443,813

Energy/Natural Resources - 5.78%
Buckeye Partners LP, 4.35%, 10/15/24	1,655,000	1,644,102
Comstock Resources, Inc., 6.75%, 3/01/29 (c)	5,000,000	4,845,935
Range Resources Corp., 4.875%, 5/15/25	1,000,000	993,891
		7,483,928
Food Processing - 1.34%
B&G Foods, Inc., 5.25%, 4/01/25	1,754,000	1,739,812

Homebuilders - 3.98%
KB Home, 7.25%, 7/15/30	5,000,000	5,151,190

Industrial Servicing / Manufacturing - 5.30%
Clean Harbors, Inc., 4.875%, 7/15/27 (c)	500,000	483,935
Fortress Transportation and Infrastructure Investors LLC, 9.75%, 8/01/27 (c)	5,500,000	5,645,227
Fortress Transportation and Infrastructure Investors LLC, 5.5%, 5/01/28 (c)	750,000	727,163
		6,856,325
Metals & Mining - 3.53%
Allegheny Technologies, Inc., 6.95%, 12/15/25	4,500,000	4,566,834

Oil & Gas Drilling - 8.93%
CrownRock LP, 5.625%, 10/15/25 (c)	4,000,000	3,990,584
Parker Drilling Co., 13%, 9/26/25 (d)	2,687,479	2,687,479
Tidewater, Inc., 8.5%, 11/16/26	4,700,000	4,876,250
		11,554,313
Pipeline - 3.84%
NuStar Energy LP, 5.75%, 10/01/25	5,000,000	4,968,715

Real Estate - 2.91%
Five Point Operating Co. LP, 10.5%, 1/15/28 (c)	3,689,982	3,770,830

Retail Food Chains - 4.64%
Brinker International, Inc., 5%, 10/01/24 (c)	6,000,000	6,000,138

Retail General - 4.21%
G-III Apparel Group LTD, 7.875%, 8/15/25 (c)	5,430,000	5,447,077

Technology - 7.41%
Iron Mountain, Inc., 4.5%, 2/15/31 (c)	1,000,000	902,711
Iron Mountain, Inc., 5.625%, 7/15/32 (c)	4,000,000	3,798,792
Western Digital Corp., 4.75%, 2/15/26	5,000,000	4,895,270
		9,596,773
Tobacco - 10.69%
Pyxus Holdings, Inc., 8.5%, 12/31/27 (c)	10,845,675	8,784,997
Vector Group LTD, 10.5%, 11/01/26 (c)	5,000,000	5,050,150
		13,835,147
Wireless Telecom - 2.90%
Altice France SA, 8.125%, 2/01/27 (c)	5,000,000	3,749,680

Total Corporate Bonds & Notes — (cost -$105,865,260)		$104,263,360

GDP-Linked Bonds - 0.75%
Name of issuer	Principal	Value
Republic of Argentina GDP Linked Security, FRN (based on the performance of	$34,386,574	$972,452
Argentina's GDP), 12/15/35 (e)

Total GDP-Linked Bonds — (cost—$1,423,421)		$972,452

Common Stock - 11.62%	Number of
Name of issuer	Shares	Value
Chemicals - 2.40%
Ingevity Corp. (e)	602	$26,313
NL Industries, Inc.	510,200	3,076,506
		3,102,819
Coal - 0.10%
Westmet Group Holdings (d) (e)	22,614	101,764
Westmoreland Mining Holdings LLC, Class A Units (d) (e)	22,417	33,625
		135,389
Electrical Utility - 0.00%
Homer City Holdings, LLC (b) (d) (e)	221,338	0

Energy / Natural Resources - 0.48%
SilverBow Resources, Inc. (e)	5,058	191,344
Talos Energy, Inc. (e)	35,718	433,974
		625,318
Food Processing - 3.66%
Viskase Cos., Inc. (e)	3,052,635	4,731,584

Metals & Mining - 3.34%
American Gilsonite (b) (d) (e)	1,597,765	4,313,966
Metals Recovery Holdings, LLC (b) (d) (e)	21,539	14,599
		4,328,565
Oil & Gas Drilling - 1.41%
Key Energy Services, Inc. (e)	129	34
Parker Drilling Co. (e)	140,471	1,820,504
		1,820,538
Packaging & Container - 0.14%
Westrock Co.	3,626	182,243

Transportation - 0.09%
Getlink SA (France)	7,349	121,699

Total Common Stock — (cost—$49,663,314)		$15,048,155

Preferred Stock - 4.25%	Number of
Name of issuer	Shares	Value
Energy / Natural Resources - 4.25%
Equitrans Midstream Corp. Convertible PFD, FRN (8.15% + 3m UST), Perpetual	250,000	$5,500,000
Total Preferred Stock — (cost—$5,500,000)		$5,500,000

Repurchase Agreement - 1.74%
Name of Issuer	Principal	Value
State Street Bank & Trust Co. 1.60% dated 6/28/2024, to be
repurchased at $2,254,483 on 7/01/2024 (f)
Total Repurchase Agreement - (cost - $2,254,182)	$2,254,182	$2,254,182

Total Investments - 98.92% (cost—$164,706,177)		$128,038,149

Net Other Assets and Liabilities - 1.08%		1,393,696

Net Assets - 100%		$129,431,845

(a)	Portions of the portfolio may be pledged to collateralize short term borrowings when utilized.
(b)	Security is valued at fair value as determined in good faith under consistently applied procedures approved by the Board of Trustees. The aggregate market value of good faith securities as of June 30, 2024 was $4,328,565 which represents 3.34% of total net assets.
(c)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $72,283,822 which represents 55.85% of total net assets. These securities are generally deemed liquid.
(d)	All or a portion the security is restricted. The Trust may acquire restricted securities which are subject to legal or contractual restrictions on resale and may be illiquid.

The aggregate market value of restricted securities as of June 30, 2024 was $7,607,428 which represents 5.88% of total net assets.  Additional information on each holding is as follows:

Security	Acquisition Date	Acquisition Cost
American Gilsonite	1/2/17 - 8/26/21	$9,640,360
Metals Recovery Holdings, LLC	9/30/2016 - 12/10/2019	$1,999,343
Homer City Holdings, LLC	4/6/2017	$588,216
Parker Drilling Co. 13% 9/26/25	3/27/2019	$2,485,714
Westmoreland Mining Holdings LLC. 8% 11/4/30	5/4/2023	$629,708
Westmoreland Mining Holdings LLC, Class A Units	3/15/2019 - 5/4/2023	$861,283
Westmet Group Holdings	5/4/2023	$135,685

(e)	Non-income producing security.
(f)	Acquired on June 28, 2024. Collateralized by $2,299,266 of US Treasury
Notes due 04/15/27. The maturity value is $2,254,483.

FRN Floating Rate Note - rates reflected are as of June 30, 2024
PFD Preferred Security

Investment Valuation

Accounting Standards Codification ASC 820, Fair Value Measurements and Disclosures (ASC 820) defines fair value as the price that would be received to sell an investment in an orderly transaction between two market participants at the measurement date. ASC 820 establishes a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Trust's own market assumptions (unobservable inputs). The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of certain inputs to the fair value measurement requires judgments and considers factors that may be specific to each security. The various inputs that may be used to determine the value of the Trust's investments are summarized in the following fair value hierarchy:

Level 1 - Unadjusted quoted prices in active markets for identical securities.

Level 2 - Other significant observable inputs based on data obtained from various pricing sources (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - Significant unobservable inputs including the Trust's own assumptions used to determine the fair value of investments. Factors considered in making such determinations may include, but are not limited to, information obtained directly from the company or analysts and the analysis of the company's financial statements or other documents.

The following table summarized the Trust's investment as of June 30, 2024, based on the inputs used to value them.

	Level 1	Level 2	Level 3	Total as of 06/30/2024
Corporate Bonds & Notes	$-	$104,263,360	$-	$104,263,360
Common Stock	5,730,918	4,853,283	4,463,954	15,048,155
Preferred Stock	5,500,000	-	-	5,500,000
GDP Linked Bonds	-	972,452	-	972,452
Repurchase Agreement	-	2,254,182	-	2,254,182
	$11,230,918	$112,343,277	$4,463,954	$128,038,149

Transfers between hierarchy levels may occur due to market fluctuation, changes in valuation techniques and/or changes in the availability of market data used in the determination of an investment’s valuation. The Trust recognizes transfers between the levels at the end of each period. For the period ended June 30, 2024, there were two transfers from Level 2 to Level 3 due to lack of observable inputs.

At June 30, 2024, the reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value, is as follows:

Totals as of 06/30/24
Beginning Balance @ 9/30/23	$5,734,755
Purchases / PIK Interest	-
Sales	(216,244)
Realized Gain(Loss)	(1,079,121)
Net Change in Unrealized
Appreciation/(Depreciation)	(110,825)
Transfers into Level 3 from Level 2	135,389
Ending Balance @ 06/30/2024	$4,463,954

Change in Unrealized Gain / (Loss) for Positions Still Held at June 30, 2024
Common Stock	(1,189,946)
Totals	$(1,189,946)

The Financial Accounting Standard Board (FASB) issued guidance that a reporting entity should disclose quantitative information about the unobservable inputs used in the fair value determinations that are categorized in the Level 3 hierarchy. The guidance also required additional disclosure regarding the valuation process used and the sensitivity of the fair value measurements to changes in unobservable inputs and the interrelationships between those unobservable inputs within Level 3. The following table presents a summary of valuation techniques, inputs and quantitative information used in determining the fair value of the Trust’s Level 3 securities as of June 30, 2024:

				Significant
			Valuation	Unobservable
Investment Type	Fair Value	Technique	Inputs	Range	Increase in Input (1)
Common Stock
Coal	$101,764	Third Party Vendor (2)	Broker Quote	4.50 - 5.50	Increase

Coal	$33,625	Third Party Vendor (2)	Broker Quote	1.50 - 2.00	Increase

Metals & Mining	$4,313,966	Market	EBITDA	6.1x - 7.7x	Increase
		Comparable (3)	Multiple

Metals & Mining	$14,599	Market	Recovery Rate	N/A	Increase
		Approach (4)

	$4,463,954

(1)	This column represents the direction change in the fair value of the Level 3 securities that would result from an increase to the corresponding unobservable input. A decrease to the unobservable inputs would have the opposite effect. Significant increases and decreases of these inputs could result in significantly higher or lower fair value determinations.

(2)	Certain of the Trust's Level 3 investments have been valued using unadjusted inputs that have not been internally developed by the Trust including third-party transactions and quotations.

(3)	Earnings multiples are based on comparable public companies and transactions of comparable companies.

(4)	A market approach using the value of the underlying assets of the company.

For additional information on the Trust's policy regarding valuation of investments and other significant accounting policies, please refer to the Trust's most recent semiannual or annual shareholder report.